RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

27.RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Name of Entity or Individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families
Airstar Bank (1)	Significantly influenced by the Group from May 24, 2024, and became a consolidated subsidiary of the Group as of September 16, 2025.
(1)	Airstar Bank is a wholly owned subsidiary of Gravitation. The Group has significant influence over Airstar Bank indirectly through its equity method investment in Gravitation, which became an associate of the Group on May 24, 2024. On September 16, 2025, the Group acquired additional equity interests in Gravitation and Airstar Bank, and upon the completion of the transaction, Gravitation and Airstar Bank became consolidated subsidiary of the Group.
(a)	Cash and cash equivalent

	As of December 31,
	2024	2025

	(HK$ in thousands)
Cash and cash equivalent	486,150	—

The balance represents the cash deposited by the Group in Airstar bank and in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)	Short-term investment

	As of December 31,
	2024	2025

	(HK$ in thousands)
Short-term investment	—	53,859

The balance represents the bonds held by the Group issued by Tencent Group.

27.RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

(c)	Amounts Due from Related Parties

	As of December 31,
	2024	2025

	(HK$ in thousands)
Deposit receivables	—	6,753
Receivables in relation to ESOP management services	—	27
Amount due from Airstar Bank	61,200	—
Total amounts due from related parties	61,200	6,780

(d)	Amounts Due to Related Parties

	As of December 31,
	2024	2025

	(HK$ in thousands)
Payables in relation to cloud equipment and services from Tencent Group	62,377	63,803
Payables to Tencent Group in relation to ESOP management services	15,001	1,546
Other services from Tencent Group	1,712	1,794
Total amounts due to related parties	79,090	67,143

(e)	Amount earned from Related Party Transactions

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Technology services income from Airstar Bank	—	61,000	63,300
Others	565	320	108
Amounts earned by the Company	565	61,320	63,408

The Group earns revenue from Airstar Bank by providing technology service. The Group also earns revenue from Tencent Group by providing ESOP management service.

(f)	Amount incurred from Related Party Transactions

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Cloud service fee	152,429	170,291	206,020
SMS channel service fee	135	49	131
Software purchased	1,300	17	8
Other Services	5,006	1,977	2,189
Amounts incurred by the Company	158,870	172,334	208,348

The Group utilizes the cloud services, equipment and software provided by Tencent Group to process large amount of complicated data in-house, which reduces the risks involved in data storage and transmission. SMS channel services is provided by Tencent Group, including verification code, notification and marketing message services for the Group to reach its end users. Tencent Group provides advertising services to the Group via Tencent Group’s social media.

27.RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

(g)	Trade related transactions with Related Parties

Included in payables to clients in the consolidated balance sheets as of December 31, 2024 and 2025, were payables to directors and officers of HK$26,662 thousand and HK$51,524 thousand, respectively. Revenue earned by providing brokerage services to directors and officers and their spouses amounts to HK$88 thousand, HK$88 thousand and HK$346 thousand for the years ended December 31, 2023, 2024 and 2025, respectively.